MUFG Japan Small Cap Active ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Japan - 98.8% (a)
ADEKA Corp.	8,500	$ 229,173
ALSOK Co. Ltd.	33,300	235,541
Amano Corp.	9,000	202,060
and ST HD Co. Ltd.	5,900	120,824
Anritsu Corp.	12,600	359,898
Asahi Intecc Co. Ltd.	12,500	295,716
Azbil Corp.	22,800	238,112
BuySell Technologies Co. Ltd.	17,000	436,240
Cosmo Energy Holdings Co. Ltd.	6,000	140,926
Cosmos Pharmaceutical Corp.	2,600	98,192
Cover Corp. (b)	14,000	140,712
CTI Engineering Co. Ltd.	10,300	174,373
CyberAgent, Inc.	18,300	148,697
Dai-Dan Co. Ltd.	16,100	268,013
Fuji Corp.	11,700	583,420
Future Corp.	15,200	152,201
GMO Financial Gate, Inc.	6,500	240,907
GS Yuasa Corp.	6,400	263,735
Gunma Bank Ltd.	25,000	354,922
Hachijuni Nagano Bank Ltd.	30,200	440,792
Harmonic Drive Systems, Inc.	4,200	205,792
Haseko Corp.	16,300	277,742
Hirose Electric Co. Ltd.	1,600	283,686
Hoshizaki Corp.	4,800	158,844
Iida Group Holdings Co. Ltd.	17,400	233,035
INFRONEER Holdings, Inc.	24,200	372,752
Internet Initiative Japan, Inc.	12,300	239,680
Iyogin Holdings, Inc.	15,400	295,443
Japan Elevator Service Holdings Co. Ltd.	14,300	157,606
Japan Material Co. Ltd.	13,700	176,683
Japan Steel Works Ltd.	6,400	308,321
JINS Holdings, Inc.	3,900	202,362
Kakaku.com, Inc.	10,200	214,008
Kanadevia Corp.	13,800	120,324
Kandenko Co. Ltd.	9,700	398,383
Koei Tecmo Holdings Co. Ltd.	16,700	155,366
Kura Sushi, Inc.	7,700	79,423
Kureha Corp.	6,900	169,260
Kurita Water Industries Ltd.	7,000	384,892
Kyoto Financial Group, Inc.	13,100	363,647
Macnica Holdings, Inc.	19,400	379,006
Marui Group Co. Ltd.	10,100	173,081
Maruwa Co. Ltd.	700	327,332
Meidensha Corp.	5,400	341,592
Meiko Electronics Co. Ltd.	2,600	630,442
Mercari, Inc. (b)	9,600	255,634
Micronics Japan Co. Ltd.	5,100	472,228
MISUMI Group, Inc.	9,200	218,051
Mitsui High-Tec, Inc.	17,600	112,992
Mitsui Kinzoku Co. Ltd.	900	291,896
Miura Co. Ltd.	7,500	151,800
Monex Group, Inc.	23,800	97,030
Morinaga & Co. Ltd.	18,700	292,676

Morinaga Milk Industry Co. Ltd.	9,600		293,446
Musashi Seimitsu Industry Co. Ltd.	8,200		487,292
Nagase & Co. Ltd.	46,700		330,177
Namura Shipbuilding Co. Ltd.	5,200		122,005
Nifco, Inc.	6,500		184,559
Nihon Kohden Corp.	12,900		117,258
Nihon M&A Center Holdings, Inc.	30,800		126,149
Nippon Electric Glass Co. Ltd.	4,600		188,751
Nissui Corp.	33,200		276,441
NSD Co. Ltd.	6,500		104,121
OBIC Business Consultants Co. Ltd.	5,100		195,971
Oki Electric Industry Co. Ltd.	11,400		253,866
Osaka Soda Co. Ltd.	19,300		227,929
OSAKA Titanium Technologies Co. Ltd.	4,400		80,709
OSG Corp.	14,800		318,425
PAL GROUP Holdings Co. Ltd.	15,500		134,660
Park24 Co. Ltd.	19,600		228,578
Penta-Ocean Construction Co. Ltd.	28,400		317,290
PeptiDream, Inc. (b)	8,200		57,022
Persol Holdings Co. Ltd.	97,900		149,073
Raito Kogyo Co. Ltd.	12,500		319,194
Saizeriya Co. Ltd.	9,900		332,094
San-A Co. Ltd.	9,700		189,198
Sansan, Inc.	20,000		210,943
Shizuoka Financial Group, Inc.	19,500		351,684
SHO-BOND Holdings Co. Ltd.	15,400		123,198
SKY Perfect JSAT Corp.	16,300		457,698
Sojitz Corp.	8,000		270,922
SUMCO Corp.	7,000		175,627
Sumitomo Bakelite Co. Ltd.	7,700		333,752
Taiyo Holdings Co. Ltd.	7,700		240,011
Taiyo Yuden Co. Ltd.	5,300		493,244
Tokuyama Corp.	8,200		263,066
Tokyo Century Corp.	21,300		316,041
Tokyo Ohka Kogyo Co. Ltd.	6,900		477,222
Tokyo Seimitsu Co. Ltd.	2,800		305,786
Tokyo Tatemono Co. Ltd.	16,600		340,884
Towa Corp.	6,300		118,924
Ulvac, Inc.	4,300		256,720
Visional, Inc. (b)	2,000		98,624
West Holdings Corp.	9,100		154,058
TOTAL COMMON STOCKS (Cost $19,067,026)			23,688,075

TOTAL INVESTMENTS - 98.8% (Cost $19,067,026)			23,688,075
Other Assets in Excess of Liabilities - 1.2%		0.01167	279,633
TOTAL NET ASSETS - 100.0%			$ 23,967,708

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

MUFG Japan Small Cap Active ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 23,688,075	$ –	$ –	$ 23,688,075
Total Investments	$ 23,688,075	$ –	$ –	$ 23,688,075

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
Japan	$ 23,688,075	98.8%
Other Assets in Excess of Liabilities	279,633	1.2
	$ 23,967,708	100.0%

Sector Classification as of May 31, 2026
(% of Net Assets)
Industrials	$ 6,511,248	27.1%
Information Technology	5,638,593	23.6
Consumer Discretionary	3,007,600	12.6
Financials	2,759,696	11.4
Materials	2,313,018	9.7
Communication Services	1,356,161	5.7
Consumer Staples	1,149,953	4.8
Health Care	469,996	1.9
Real Estate	340,884	1.4
Energy	140,926	0.6
Other Assets in Excess of Liabilities	279,633	1.2
	$ 23,967,708	100.0%